Significant Assets and Liabilities Denominated in Foreign Currencies	12 Months Ended
Dec. 31, 2018
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Significant Assets and Liabilities Denominated in Foreign Currencies
41.	SIGNIFICANT ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES

The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2017

Monetary financial assets
US$	$3,065,296	US$1=NT$29.76	$91,223,195
US$	1,193,369	US$1=CNY6.5342	35,514,653
JPY	5,005,435	JPY1=NT$0.2642	1,322,436
JPY	8,113,284	JPY1=US$0.0089	2,143,530

Monetary financial liabilities
US$	2,902,995	US$1=NT$29.76	86,393,137
US$	1,007,629	US$1=CNY6.5342	29,987,042
JPY	5,415,677	JPY1=NT$0.2642	1,430,822
JPY	8,598,832	JPY1=US$0.0089	2,271,811

December 31, 2018

Monetary financial assets
US$	3,730,484	US$1=NT$30.715	114,581,814
US$	1,299,391	US$1=CNY6.8632	39,910,801
JPY	4,412,591	JPY1=NT$0.2782	1,227,583
JPY	6,568,657	JPY1=US$0.0091	1,827,400

Monetary financial liabilities
US$	3,361,523	US$1=NT$30.715	103,249,185
US$	1,216,654	US$1=CNY6.8632	37,369,521
JPY	7,401,621	JPY1=NT$0.2782	2,059,131
JPY	7,035,704	JPY1=US$0.0091	1,957,333

The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2016		2017		2018
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Loss
		NT$		NT$		NT$	US$ (Note 4)

NT$		$1,494,044		$4,130,243		$(849,234)	$(27,744)
US$	US$1=NT$32.25	203,258	US$1=NT$29.76	(244,802)	US$1=NT$30.715	(67,476)	(2,204)
CNY	CNY1=NT$4.649	224,393	CNY1=NT$4.5545	(337,630)	CNY1=NT$4.4753	(120,005)	(3,920)

		$1,921,695		$3,547,811		$(1,036,715)	$($33,868)